Leases (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Leases
9. Leases
The Company currently leases office facilities and equipment for its practices under noncancelable operating and finance lease agreements expiring on various dates through 2033. Certain of the leases contain renewal options which are exercisable at the Company’s discretion. These renewal options are considered in determining the lease term if it is reasonably certain that the Company will exercise such options. Additionally, the Company leases certain other office and medical equipment under month-to-month lease agreements.
Right-of-use assets and lease liabilities consist of the following at June 30, 2023 and December 31, 2022:

	As of June 30, 2023	As of December 31, 2022
Assets
Operating lease right-of-use assets, net	$43,439	$43,724
Finance lease right-of-use assets, net (included in property and equipment, net)	2,913	1,998
Total right-of-use assets	$46,352	$45,722
Liabilities
Current
Current portion of operating lease liabilities	$7,113	$9,177
Current portion of finance lease liabilities (included in accrued other)	623	425
Long-term	7,736	9,602
Long-term operating lease liabilities	39,527	37,224
Long-term finance lease liabilities (included in other long-term liabilities)	2,288	1,619
Total lease liabilities	$49,551	$48,445
The components of lease costs recognized in the condensed consolidated statements of operations and comprehensive loss consist of the following for the six months ended June 30, 2023 and 2022 and are included in selling, general, and administrative expenses unless otherwise noted:

	Six Months Ended June 30,
	2023	2022
Operating lease costs	$5,630	$6,136
Finance lease costs
Amortization of finance lease right-of-use assets	233	228
Interest on finance lease liabilities (included in interest expense)	44	41
Variable lease costs	1,162	1,370
Total lease costs	$7,069	$7,775
The following table reconciles the undiscounted cash flows expected to be paid in each of the next five years and thereafter recorded in the condensed consolidated balance sheets for operating and finance leases as of June 30, 2023:

	Operating Lease	Finance Leases
2023 (remainder of year after June 30, 2023)	$4,271	$376
2024	10,304	753
2025	9,174	731
2026	8,897	492
2027	8,015	428
Thereafter	15,517	530
Total lease payments	56,178	3,310
Less: amount representing interest	(9,538)	(399)
Present value of lease liabilities	46,640	2,911
Less: current portion of lease liabilities	(7,113)	(623)
Long-term lease liabilities, net of current portion	$39,527	$2,288
The weighted-average remaining lease term as of June 30, 2023 and December 31, 2022 was 6.01 years and 5.68 years for operating leases and 5.00 years and 5.37 years for finance leases, respectively. The weighted-average discount rate as of June 30, 2023 and December 31, 2022 was 5.80% and 4.88% for operating leases and 5.09% and 3.60% for finance leases, respectively.
The cash paid for amounts included in the measurement of lease liabilities for the six months ended June 30, 2023 and 2022 is as follows:

	Six Months Ended June 30,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$4,984	$4,826
Operating cash flows from finance leases	44	41
Financing cash flows from finance leases	233	215
ROU assets obtained in exchange for new operating lease liabilities	4,885	2,808
ROU assets obtained in exchange for new finance lease liabilities	1,103	—
At June 30, 2023, the Company had entered into two sixty-month finance leases for medical equipment that had not yet commenced. The future commitments related to these leases are approximately $3.8 million and the Company expects to take control of the leased assets early in the third quarter.

14. Leases
The Company currently leases office facilities and equipment for its practices under noncancelable operating and financing lease agreements expiring on various dates through 2032. Certain of the leases contain renewal options which are exercisable at the Company’s discretion. These renewal options are considered in determining the lease term if it is reasonably certain that the Company will exercise such options. Additionally, the Company leases certain other office and medical equipment under month-to-month lease agreements.
Leases for ten of the Company’s facilities are controlled by related parties as of December 31, 2022. See Note 13. As of December 31, 2022, the operating ROU assets, net and lease liabilities related to these properties were $13.1 million and $13.5 million, respectively.
Right-of-use assets and lease liabilities consist of the following at December 31, 2022:

Assets
Operating lease right-of-use assets, net	$43,724
Finance lease right-of-use assets, net (included in property and equipment, net)	1,998
Total right-of-use assets	$45,722
Liabilities
Current
Current portion of operating lease liabilities	$9,177
Current portion of finance lease liabilities (included in accrued other)	425
Long-term	9,602
Long-term operating lease liabilities	37,224
Long-term finance lease liabilities (included in other long-term liabilities)	1,619
Total lease liabilities	$48,445
The components of lease costs recognized in the Consolidated Statements of Operations and Comprehensive Income (Loss) consist of the following for the year ended December 31, 2022:

Operating lease costs	$12,465
Finance lease costs
Amortization of finance lease right-of-use assets	523
Interest on finance lease liabilities (included in interest expense)	79
Variable lease costs	2,737
Total lease costs	$15,804
The following table reconciles the undiscounted cash flows expected to be paid in each of the next five years and thereafter recorded on the Consolidated Balance Sheet for operating and financing leases as of December 31, 2022:

	Operating Leases	Finance Leases
2023	$11,215	$491
2024	10,049	491
2025	7,762	469
2026	7,448	231
2027	6,528	166
Thereafter	11,067	429
Total lease payments	54,069	2,277
Less: amount representing interest	(7,668)	(233)
Present value of lease liabilities	46,401	2,044
Less: current portion of lease liabilities	(9,177)	(425)
Long-term lease liabilities, net of current portion	$37,224	$1,619
The weighted-average remaining lease terms as of December 31, 2022 for operating leases and finance leases are 5.68 years and 5.37 years, respectively. The weighted-average discount rates as of December 31, 2022 for operating leases and finance leases are 4.88% and 3.60%, respectively.
The cash paid for amounts included in the measurement of lease liabilities for the year ended December 31, 2022 is as follows:

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$12,590
Operating cash flows from finance leases	79
Financing cash flows from finance leases	426
ROU assets obtained in exchange for new operating lease liabilities	9,811
Total rent expense prior to the adoption of ASC 842 for the years ended December 31, 2021 and 2020 was approximately $16.2 million and $11.3 million, respectively, which is primarily included in cost of revenues on the Consolidated Statements of Operations and Comprehensive Income (Loss).